Rule 497(e)
                                      Registration Nos. 333-171759 and 811-22519

CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                 June 20, 2018


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


       Re:      First Trust Exchange-Traded AlphaDEX(R) Fund II
                      (File Nos. 333-171759 and 811-22519)
               --------------------------------------------------

Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded AlphaDEX Fund II (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement to the Prospectus and Statement of Additional Information for the Registrant filed pursuant to Rule 497(e) on June 15, 2018. This filing relates to First Trust Asia Pacific ex-Japan AlphaDEX(R) Fund, First Trust Australia AlphaDEX(R) Fund, First Trust Brazil AlphaDEX(R) Fund, First Trust Canada AlphaDEX(R) Fund, First Trust China AlphaDEX(R) Fund, First Trust Developed Markets ex-US AlphaDEX(R) Fund, First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund, First Trust Emerging Markets AlphaDEX(R) Fund, First Trust Emerging Markets Small Cap AlphaDEX(R) Fund, First Trust Europe AlphaDEX(R) Fund, First Trust Eurozone AlphaDEX(R) ETF, First Trust Germany AlphaDEX(R) Fund, First Trust Hong Kong AlphaDEX(R) Fund, First Trust Japan AlphaDEX(R) Fund, First Trust Latin America AlphaDEX(R) Fund, First Trust South Korea AlphaDEX(R) Fund, First Trust Switzerland AlphaDEX(R) Fund and First Trust United Kingdom AlphaDEX(R) Fund, each a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.


                                             Very truly yours,

                                             CHAPMAN AND CUTLER LLP

                                             By: /s/ Morrison C. Warren
                                                 -------------------------------
                                                     Morrison C. Warren

Enclosures